Gain on Divestment of an Equity Investee (Tables)	12 Months Ended
Dec. 31, 2025
Gain on Divestment of an Equity Investee
Schedule of gain on divestment of an equity investee

Year Ended December 31, 2025
(in US$’000)
Proceeds	608,503
Less: Provision for profit guarantee	(71,879)
Interest accretion on provision for profit guarantee	(4,495)
Carrying amount of 45% equity interest in SHPL	(48,680)
Accumulated other comprehensive loss and reserves	(2,733)
Transaction costs and others	(3,820)
Gain on divestment of an equity investee	476,896
Less: Tax expenses	(61,133)
Gain on divestment of an equity investee, net of tax	415,763